Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value Amounts of Derivative Instruments	The following tables summarize the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2025 and 2024. The current assets are included in prepaid expenses and other current assets and the current liabilities are included in accrued and other current liabilities in the accompanying consolidated balance sheets.
The long-term assets are included in other long-term assets and the long-term liabilities are included in other long-term liabilities in the accompanying consolidated balance sheets.

(in thousands)	2025		2024
	Current asset	Long-term asset	Current asset	Long-term asset

Assets:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge(1)	$—	$—	$17,843	$3,174

Undesignated derivative instruments
Foreign exchange forwards and options	2,448	—	5,761	—
Total derivative assets	$2,448	$—	$23,604	$3,174

(in thousands)	2025		2024
	Current liability	Long-term liability	Current liability	Long-term liability

Liabilities:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge (1)	($18,194)	($4,169)	$—	$—

Undesignated derivative instruments
Foreign exchange forwards and options	(1,978)	—	(13,752)	—
Total derivative liabilities	($20,172)	($4,169)	($13,752)	$—
(1)The fair value amounts for the interest rate contracts do not include accrued interest.

Summary of the Classification of Gains and Losses on Derivative Instruments and Balance Sheet Line Items in Which the Hedged Item is Included	The following tables summarize the gains and losses on derivative instruments for the years ended December 31, 2025,
2024 and 2023:

(in thousands)	2025	2024	2023
	Other expense, net	Other expense, net	Other expense, net

Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	($6,650)	($739)	($5,711)

Gains (losses) on derivatives in cash flow hedges:
Interest rate contracts
Amount of gain (loss) reclassified from accumulated other comprehensive loss	$45,561	($24,689)	$66,600
Amounts excluded from effectiveness testing	—	—	—

Gains (losses) on derivatives not designated as hedging instruments:
Equity options	—	(39,759)	(182,011)
Cash convertible notes embedded cash conversion option	—	39,830	182,802
Foreign exchange forwards and options	12,844	(8,399)	(8,610)

Total gains (losses) on derivative instruments	$58,405	($33,017)	$58,781